Vessels (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Gain on sale of property, plant and equipment	$ (0)	$ 299	$ 81,198	$ 299
Eurochampion 2004 and Euronike [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired			two
Tenergy [member]
Property, Plant and Equipment [Line Items]
Vessel delivery date				January 12, 2022
Property, Plant and Equipment, Additions				$ 186,201
Handymax tankers (Afrodite, Artemis, Ariadne, Aris, Ajax and Apollon) and Handysize tankers (Arion, Amphitrite) [Member]
Property, Plant and Equipment [Line Items]
Gain on sale of property, plant and equipment			$ 81,198
Proteas and Inca [Member]
Property, Plant and Equipment [Line Items]
Gain on sale of property, plant and equipment				$ 299